Related Party Transactions - Additional Information (Details) - USD ($)		3 Months Ended		6 Months Ended		12 Months Ended
	Mar. 01, 2021	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Apr. 17, 2023	Mar. 29, 2022	Dec. 30, 2020
Related Party Transactions
Maximum borrowing capacity of related party promissory note		$ 300,000		$ 300,000		$ 300,000		$ 10,000,000
Borrowings outstanding		2,690,000		2,690,000		1,500,000
Working capital loans warrant [Member]
Related Party Transactions
Outstanding balance of related party note						1,500,000	$ 0
Maximum Loans Convertible into Warrants						$ 1,500,000
Price per warrant						$ 1.00
Repayment of promissory note - related party						$ 0
Promissory Note - Related Party [Member]
Related Party Transactions
Maximum borrowing capacity of related party promissory note										$ 300,000
Outstanding balance of related party note		0		0		0	0
Administrative Support Agreement [Member]
Related Party Transactions
Expenses per month	$ 40,521
Fees and expenses incurred						486,252	405,210
Diligence Services
Related Party Transactions
Fees and expenses incurred		54,971	$ 142,411	201,549	$ 385,706	623,698	751,916
Amount accrued for service		873,290		873,290		958,429	334,731
Payments for service						0	417,185
2022 Working Capital Loan
Related Party Transactions
Maximum borrowing capacity of related party promissory note									$ 1,500,000
Proceeds held in the Trust Account that would be used to repay loan						0
Borrowings outstanding		2,690,000		2,690,000		1,500,000	$ 0
Borrowings recorded at fair value		$ 2,690,000		$ 2,690,000		$ 1,500,000
2022 Working Capital Loan | Working capital loans warrant [Member]
Related Party Transactions
Price per warrant									$ 1.00